Consolidated Statement of Cash Flows - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Result for the period	€ (28,793)	€ (7,309)
Depreciation and amortization	2,417	2,010
Finance income	(136)	(5,023)
Non-cash effective foreign currency gains	154	(6,479)
Finance expense	10,936	161
Stock compensation	529	1,192
Gain/loss on disposal of property, plant, and equipment	5	39
Change in trade receivables not attributable to investing or financing activities	(8,539)	(5,620)
Change in inventories	(8,912)	(15,202)
Change in trade payables	4,468	8,880
Change in contract assets	6	(222)
Change in contract liabilities	(1,092)	(1)
Change in other investments and other assets	2,496	(1,345)
Change in other provisions	904	91
Change in other liabilities	(1,911)	(2,523)
Cash flow from operating activities	(27,468)	(31,351)
Purchase of property, plant, and equipment	(1,430)	(760)
Investments in intangible assets, including internally generated intangible asset	(2,748)	(2,568)
Acquisition of investments in non-consolidated entities	(70)
Interest received	136	10
Cash flow from investing activities	(4,112)	(3,318)
Proceeds from borrowings and shareholder contribution and loans	11,805
Repayment of loans and borrowings		(7,525)
Payment of lease liabilities	(449)	(280)
Interest paid	(130)	(161)
Cash flow from financing activities	11,226	(7,966)
Net decrease in cash and cash equivalents	(20,354)	(42,635)
Net cash and cash equivalents at the beginning of the period	34,441	101,813
FX effects	(123)	6,542
Net cash and cash equivalents at the end of the period	€ 13,964	€ 65,720